Liability in Respect of Government Grants (Details) - Schedule of Liability in Respect of Government Grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liability in Respect of Government Grants [Abstract]
Balance as of January 1	$ 1,986	$ 1,988
Payment of royalties	(298)	(219)
Revaluation of the liability	469	217
Balance as of December 31	2,157	1,986
Current maturities in respect of government grants	262	494
Non current liability in respect of government grants	$ 1,895	$ 1,492